Financial instruments - Summary of Financial Liabilities (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Disclosure of financial liabilities [line items]
Financial liabilities at amortised cost	$ 26,914,330	$ 24,887,945
Financial liabilities at fair value through profit or loss	650,133	603,028
Financial liabilities	27,564,463	25,490,973
Current	26,959,670	24,568,306
Non-current	604,793	922,667
Accounts payable and accrued liabilities
Disclosure of financial liabilities [line items]
Financial liabilities at amortised cost	20,497,131	19,754,628
Loans and borrowings
Disclosure of financial liabilities [line items]
Financial liabilities at amortised cost	4,255,773	4,736,583
Convertible loan notes
Disclosure of financial liabilities [line items]
Financial liabilities at amortised cost	1,488,517
Financial liabilities at fair value through profit or loss	407,480
Loans and borrowings from related parties
Disclosure of financial liabilities [line items]
Financial liabilities at amortised cost	309,191
Lease liabilities
Disclosure of financial liabilities [line items]
Financial liabilities at amortised cost	363,718	396,734
Warrants
Disclosure of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	$ 242,653	$ 603,028